Note 10 - Intangible Assets (Tables)	12 Months Ended
Mar. 31, 2019
Statement Line Items [Line Items]
Disclosure of detailed information about intangible assets [text block]
	Patents	License	Total
	$	$	$

Cost:
Balance at February 29, 2016, February 28, 2017 (Unaudited) and March 31, 2017	362	24,330	24,692
Additions	-	-	-
Balance at March 31, 2018	362	24,330	24,692
Additions	-	-	-
Balance at March 31, 2019	362	24,330	24,692

Accumulated amortization:
Balance at February 29, 2016	362	9,425	9,787
Amortization for the twelve-month period (Unaudited)	-	2,323	2,323
Balance at February 28, 2017 (Unaudited)	362	11,748	12,110
Amortization for the one-month period (Unaudited)	-	194	194
Amortization for the thirteen-month period	-	2,517	2,517
Balance at March 31, 2017	362	11,942	12,304
Amortization for the year	-	2,323	2,323
Balance at March 31, 2018	362	14,265	14,627
Amortization for the year	-	2,322	2,322
Balance at March 31, 2019	362	16,587	16,949

Net carrying amounts:
March 31, 2018	-	10,065	10,065
March 31, 2019	-	7,743	7,743